Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38638
Entity Registrant Name	NIO Inc.
Entity Central Index Key	0001736541
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 20, 56 Antuo Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201804
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1424
American Depositary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (each representing one Class A ordinary share), par value US$0.00025 per share
Trading Symbol	NIO
Security Exchange Name	NYSE
Class A Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00025 per share
Trading Symbol	NIO
Entity Common Stock, Shares Outstanding	1,570,605,680
Class C Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	148,500,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building 20, 56 Antuo Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201804
City Area Code	86
Local Phone Number	21-6908 2018
Contact Personnel Name	Wei Feng
Contact Personnel Email Address	ir@nio.com